Submission	Apr. 06, 2026
Submission [Line Items]
Central Index Key	0001603145
Registrant Name	XPLR Infrastructure, LP
Registration File Number	333-294702
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES